INCOME TAXES (Schedule of deferred tax assets and liabilities) (Details) (USD $)	Jul. 31, 2013	Jul. 31, 2012
Deferred Tax Assets
Rental income received in advance	$ 222,408	$ 182,887
Other	453,536	416,246
Deferred tax assets, net	675,944	599,133
Deferred Tax Liabilities
Unbilled receivables	976,652	995,691
Property and equipment	2,557,262	2,176,716
Unrealized gain on marketable securities	150,001	109,471
Deferred tax liabilities, net	$ 3,683,915	$ 3,281,878